Share-Based Compensation	12 Months Ended
Dec. 31, 2025
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Share-Based Compensation
Note 20:	Share‑Based Compensation

a.	Expense recognized in the financial statements:

The expenses recognized for services received from employees and directors are as follows:

	Year ended December 31
	2025	2024	2023
Cost of revenues	492	339	271
Research and development	520	513	485
Selling and marketing	18	26	87
General and administrative	2,078	2,260	1,097

Total share-based compensation	3,108	3,138	1,940

b.	Share-based payment plan for employees and directors:

The Company has granted options and restricted stock units ("RSUs") for a total of 1,290,149 ordinary shares.

As of December 31, 2025, 134,670 ordinary shares of the Company were still available for a future grant.

Any options or RSUs, which are forfeited or not exercised before expiration, become available for future grants.

In March 2014, the Company adopted and obtained shareholder approval for its 2014 Equity Incentive Plan (the “2014 Plan”). Options and RSUs granted under the Company's 2014 Plan are exercisable in accordance with the terms of the Plan. Options are exercisable within 5-10 years from the date of grant, against payment of an exercise price or cashless exercise and share units are granted immediately upon vesting of the RSUs. The options and the RSUs generally vest over a period of 1-4 years.

In December 2024, the Company adopted and obtained shareholder approval for its 2024 Equity Incentive Plan (the “2024 Plan”). Options and RSUs granted under the Company's 2024 Plan are exercisable in accordance with the terms of the Plan. Options are exercisable within 10 years from the date of grant, against payment of an exercise price or cashless exercise and share units are granted immediately upon vesting of the RSUs. The options and the RSUs generally vest over a period of 1-4 years.

c.	Share options activity:

The following table lists the number of share options, the weighted average exercise prices of share options and changes that were made in the option plan for employees and directors:

	2025		2024		2023
	Number of options	Weighted Average Exercise price	Number of options	Weighted Average Exercise price	Number of options	Weighted Average Exercise price

Outstanding Options at beginning of year	1,128,098	16.67	957,487	19.34	764,767	30.44
Options Granted	247,550	18.55	316,165	12.73	346,950	11.87
Options Exercised	(23,630)	12.52	(62,683)	13.65	-	-
Options Forfeited and/or expired	(104,710)	37.58	(82,871)	34.8	(154,230)	57.55

Outstanding options at end of year	1,247,308	15.36	1,128,098	16.67	957,487	19.34

Options Exercisable at end of year	730,708	15.38	550,159	20.79	462,045	26.25

The following table summarizes information about share options outstanding:

	Options outstanding as of December 31, 2025
Range of exercise prices ($ )	Number of options	Weighted Average Remaining contractual life	Weighted average exercise price

8.13-9.64	48,950	7.85	8.35
11.89-14.42	876,182	7.11	12.99
18.39-19.59	245,050	9.12	18.55
34.44-37.52	77,126	3.86	36.57
Total	1,247,308	7.33	15.36

	Options outstanding as of December 31, 2024
Range of exercise prices ($ )	Number of options	Weighted Average Remaining contractual life	Weighted average exercise price

8.13-9.64	55,950	8.85	8.44
11.89-14.42	943,109	8.04	13.01
34.44-37.52	84,829	4.84	36.56
47.11-67.06	44,210	0.97	66.93
Total	1,128,098	7.56	16.67

The following table summarizes information about RSUs outstanding:

	RSUs 2025	RSUs 2024	RSUs 2023

Outstanding at beginning of year	48,940	32,714	42,013
Granted	21,950	30,481	9,100
Forfeited	(451)	(454)	(941)
Vested	(27,598)	(13,801)	(17,458)

Outstanding at the end of the period	42,841	48,940	32,714

The fair value of the options and RSUs granted to employees and directors at the grant date for the years ended December 31, 2025, 2024 and 2023 was $2,964, $3,953 and $2,320, respectively.

The options and RSUs of the Company are managed by a trustee.

1.
On February 15, 2023, the Company's Board of Directors approved the grant of 130,600 options to purchase ordinary shares and 9,100 RSUs under the "2014 Share Incentive Plan" to employees, officers, board members, CEO and some consultants at fair value of $1,012 and $117, respectively. The share options vest over a period of 1-4 years and the options are exercisable for an exercise price of $ 13.32 per share.

2.
On April 3, 2023, the Company's Board of Directors approved the grant of 160,400 options to purchase ordinary shares under the "2014 Share Incentive Plan", for an exercise price of $11.89 and $11.91 per share to management and board members of the Company. The share options vest over a period of 1-4 years.  The fair value of the options granted, as of the grant date, was estimated at approximately $884.

3.	On May 31, 2023 the Shareholders of the Company approved the increase by 1,000,000 in the number of ordinary shares available for issuance under the Company’s 2014 Equity Incentive Plan.

4.
On May 31, 2023 the Shareholders of the Company approved the extension to the exercise period of options which were granted to certain of the Company’s directors on April 23, 2020 for an additional five years, until April 23, 2030. According to this extension, an expense of $146 was recognized.

5.
On August 15, 2023, the Company's Board of Directors approved the grant of 7,200 options to purchase ordinary shares under the "2014 Share Incentive Plan", for an exercise price of $ 9.63 per share to a board member of the Company. The share options vest over 1 year.  The fair value of the options granted, as of the grant date, was estimated at approximately $42.

6.
On November 20, 2023, the Company's Board of Directors approved the grant of 48,750 options to purchase ordinary shares under the "2014 Share Incentive Plan", for an exercise price of $ 8.78 and $8.13 per share to an officer and a consultant of the Company. The share options vest over a period of 1-4 years.  The fair value of the options granted, as of the grant date, was estimated at approximately $265.

7.
On February 26, 2024, the Company granted 316,165 share options to employees, officers, board members, CEO and several consultants at an exercise price of $12.73 per share and 30,481 RSUs. The share options and the RSUs vest over a period of 1-4 years. The grants to the directors and CEO were approved in the annual shareholders’ meeting held on July 9 ,2024.

8.
On February 11, 2025, the Board of Directors of the Company approved the granting of up to 242,550 share options and 21,950 RSUs to employees, officers, consultants, and board members. The share options have an exercise price of $18.54 per share and will vest over a period of 1 to 4 years.

9.
On August 13, 2025, the Board of Directors of the Company approved the granting of up to 2,800 share options to employees at an exercise price of $19.59 per share, which will vest over a period of 1 to 4 years.

10.
On November 19, 2025, the Board of Directors of the Company approved the granting of up to 2,200 share options to consultant at an exercise price of $18.39 per share and will vest over a period of 1 to 4 years.

The fair value of the Company's share options granted to employees and directors for the years ended December 31, 2025, 2024 and 2023 was estimated using the binomial option pricing and Black-Scholes models using the following assumptions:

	December 31
	2025	2024	2023
Dividend yield (%)	0	0	0
Expected volatility of the share prices (%)	62-66	61-62	61-77
Risk‑free interest rate (%)	3.89-5.19	3.87-5.03	2.1-5.36
Early exercise factor (%)	100-150	100-150	100-150
Weighted average share prices (Dollar)	18.55	12.73	10.71

Measurement inputs include the share price on the measurement date, the exercise price of the instrument, expected volatility (based on the weighted average volatility of the Company’s shares, over the expected term of the options), expected term of the options (based on general option holder behavior and expected share price), expected dividends, and the risk-free interest rate (based on government debentures).